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                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:          /   /    (a)
      or fiscal year ending:               12/31/99   (b)

Is this a transition report? (Y/N)         N
                                   -----------------

Is this an amendment to a previous filing?  (Y/N)           N
                                                  -------------------

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.    A.                Registrant Name:                    Provident Mutual Variable Growth Separate Account
                                                            Provident Mutual Variable Money Market Separate Account
                                                            Provident Mutual Variable Bond Separate Account
                                                            Provident Mutual Variable Zero Coupon Bond Separate
                                                            Account
                                                            Provident Mutual Variable Aggressive Growth Separate
                                                            Account
                                                            Provident Mutual Variable International Separate Account
                                                            Provident Mutual Variable Separate Account

      B.                File Number:  811 - 4460

      C.                Telephone Number:                   (610) 407-1717

2.    A.                Street:                 1000 Chesterbrook Boulevard

      B.                City: Berwyn                        C.          State: PA               D.  Zip Code: 19312  Zip Ext: 2419

      E.                Foreign Country:                                                        Foreign Postal Code:

3.    Is this the first filing on this form by Registrant?  (Y/N)       N
                                                                 ----------------
4.    Is this the last filing on this form by Registrant?  (Y/N)        N
                                                                 ----------------
5.    Is Registrant a small business investment company (SBIC)?  (Y/N)    N
                                                                      ---------
      [If answer is "Y" (Yes), complete only items 89 through 110.]

6.    Is Registrant a unit investment trust (UIT)?  (Y/N)        Y
                                                           ----------------
      [If answer is "Y" (Yes) complete only items 111 through 132.]

7.    A.                Is Registrant a series or multiple portfolio company?  (Y/N)
                                                                                     ----------------
      [If answer is "N" (No), go to item 8.]

      B.                How many separate series or portfolios did Registrant have at the end of the period?
                                     ----------------

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                                                       -----------------------
                                                       If filing more than one
                                                       Page 47, "X" box: [ ]
                                                       -----------------------

For period ending   12/31/99
                 ---------------
File number 811- 4460
                ----------------

UNIT INVESTMENT TRUSTS

111.        A.          [/]         Depositor Name:____________________________________________________

            B.          [/]         File Number (If any):______________________________________________

            C.          [/]         City: __________      State:_____  Zip Code: ______ Zip Ext.:______

                        [/]         Foreign Country:_____________    Foreign Postal Code:________________

111.        A.          [/]         Depositor Name: _____________________________________________________

            B.          [/]         File Number (If any):________________________________________________

            C.          [/]         City:_________________   State:_______  Zip Code:______  Zip Ext.:____

                        [/]         Foreign Country:_______________  Foreign Postal Code:_________________




112.        A.          [/]         Sponsor Name: ________________________________________________________

            B.          [/]         File Number (If any):_________________________________________________

            C.          [/]         City:__________         State: ____    Zip Code:______   Zip Ext.: ___

                        [/]         Foreign Country: ______________  Foreign Postal Code: ________________

112.        A.          [/]         Sponsor Name: ________________________________________________________

            B.          [/]         File Number (If any): ________________________________________________

            C.          [/]         City: ______________    State: ______  Zip Code: _______ Zip Ext.: ___

                        [/]         Foreign Country: ____________    Foreign Postal Code: ________________

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                                                       -----------------------
                                                       If filing more than one
                                                       Page 48, "X" box: [ ]
                                                       -----------------------

For period ending   12/31/99
                 ---------------

File number 811- 4460
                ----------------


113.        A.          [/]         Trustee Name: ___________________________________________________________

            B.          [/]         City:______________     State: _____   Zip Code: _____   Zip Ext.:_______

                        [/]         Foreign Country:______________    Foreign Postal Code:___________________

113.        A.          [/]         Trustee Name:____________________________________________________________

            B.          [/]         City: ______________    State:______   Zip Code:_______  Zip Ext.:_______

                        [/]         Foreign Country:_______________   Foreign Postal Code:___________________




114.        A.          [/]         Principal Underwriter Name:______________________________________________

            B.          [/]         File Number 8-___________________________________________________________

            C.          [/]         City:_________________     State:____    Zip Code:_____   Zip Ext.:______

                        [/]         Foreign Country:______________   Foreign Postal Code:____________________

114.        A.          [/]         Principal Underwriter Name:______________________________________________

            B.          [/]         File Number 8-___________________________________________________________

            C.          [/]         City:_______________   State:________  Zip Code:______   Zip Ext.:_______

                        [/]         Foreign Country:______________   Foreign Postal Code:____________________




115.        A.          [/]         Independent Public Accountant Name:_____________________________________

            B.          [/]         City:_____________     State:_______  Zip Code:______   Zip Ext.:_______

                        [/]         Foreign Country:_____________    Foreign Postal Code:___________________

115.        A.          [/]         Independent Public Accountant Name:_____________________________________

            B.          [/]         City:_______________   State:________   Zip Code:_____   Zip Ext.:______

                        [/]         Foreign Country:_______________  Foreign Postal Code:___________________

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                                                       -----------------------
                                                       If filing more than one
                                                       Page 49, "X" box: [ ]
                                                       -----------------------

For period ending    12/31/99
                  -------------
File number 811- 4460
                ---------------

116. Family of investment companies information:

            A.          [/]         Is Registrant part of a family of investment companies? (Y/N)________
                                                                                                   Y/N

            B.          [/]         Identify the family in 10 letters:_________________________________
                                    (Note:  In filing this form, use this identification consistently for all investment companies in family.  This designation is for purposes of this form only.)

117.        A.          [/]         Is Registrant a separate account of an insurance company? (Y/N)______
                                                                                                    Y/N

            If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?

            B.          [/]         Variable annuity contracts?  (Y/N)____________________________________
                                                                                                      Y/N

            C.          [/]         Scheduled premium variable life contracts?  (Y/N)_____________________
                                                                                                      Y/N

            D.          [/]         Flexible premium variable life contracts?  (Y/N)______________________
                                                                                                      Y/N

            E.          [/]         Other types of insurance products registered under the Securities
                                    Act of 1933?  (Y/N)___________________________________________________
                                                                                                      Y/N

118.                    [/] State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933________________________
                            ______________________________________________________________________________

119.                    [/] State the number of new series for which registration statements under the
                            Securities Act of 1933 became effective during the period ____________________
                            ______________________________________________________________________________

120.                    [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted)__________________________
                            ________________________________________________$_____________________________


121.                    [/] State the number of series for which a current prospectus was in existence at the end of the period______________________________________________________
                            ______________________________________________________________________________

122.                    [/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period____________________
                            ______________________________________________________________________________

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                                                       -----------------------
                                                       If filing more than one
                                                       Page 50, "X" box: [X]
                                                       -----------------------

For period ending    12/31/99
                 --------------
File number 811- 4460
                ---------------

123.     [ ]      State the total value of the additional units considered in answering
                  item 122 ($000's omitted)__________________________________         $ 634,845
                                                                                      ----------

124.     [/]      State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the
                  subsequent series) ($000's omitted)________________________         $
                                                                                       ---------

125.     [ ]      State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant
                  ($000's omitted)___________________________________________         $ 10,690
                                                                                      ---------

126.              Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.)
                  ($000's omitted)___________________________________________         $      0
                                                                                      ---------

127.              List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                                                            Total                   Total Income
                                                                  Number of                Assets                   Distributions
                                                                   Series                  ($000's                     ($000's
                                                                  Investing               omitted)                    omitted)
                                                                  ---------               --------                    --------

A.      U.S. Treasury direct issue                                                        $                           $
                                   ----------------               ---------                --------                    ---------
B.      U.S. Government agency                                                            $                           $
                               --------------------               ---------                --------                    ---------
C.      State and municipal tax-free                                                      $                           $
                                     --------------               ---------                --------                    ---------
D.      Public utility debt                                                               $                           $
                            -----------------------               ---------                --------                    ---------
E.      Brokers or dealers debt or debt of brokers'
        or dealers' parent                                                                $                           $
                           ------------------------               ---------                --------                    ---------

F.      All other corporate intermed. & long-term                                         $                           $
                                                                  ---------                --------                    ---------
        debt
             -------------------------------------

G.      All other corporate short-term debt                                               $                           $
                                            -------               ---------                --------                    ---------
H.      Equity securities of brokers or dealers or
        parents of brokers or dealers                                                     $                           $
                                      -------------               ---------                --------                    --------
I.      Investment company equity securities                                              $                           $
                                             ------               ---------                --------                    --------


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
J.      All other equity securities                                    1                 $1,436,452                   $
                                    ---------------               ---------               ---------                    -------
K.      Other securities                                                                 $                            $
                         ----------------------                   ---------               ---------                    -------

L.      Total assets of all series of registrant                       1                 $1,436,452                   $
                                                 --               ---------               ---------                    -------


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                                                       -----------------------
                                                       If filing more than one
                                                       Page 51, "X" box: [ ]
                                                       -----------------------

For period ending    12/31/99
                  ---------------
File number 811- 4460
                 ----------------


128.            [/]                 Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer?  (Y/N) ________________________________

                                    [If answer is "N" (No), go to item 131.]                  Y/N

129.            [/]                 Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)______________________________

                                    [If answer is "N" (No), go to item 131.]                  Y/N

130.            [/]                 In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)___________________

                                                                                              Y/N

131.                                Total expenses incurred by all series of Registrant during the current reporting period
                                    ($000's omitted)______________________________  $ 8,498
                                                                                    ---------------

132.            [/]                 List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811 -                811 -                 811 -                811 -                 811 -
      ------               -------               -------              -------               -------
811 -                811 -                 811 -                811 -                 811 -
      ------               -------               -------              -------               -------
811 -                811 -                 811 -                811 -                 811 -
      ------               -------               -------              -------               -------
811 -                811 -                 811 -                811 -                 811 -
      ------               -------               -------              -------               -------
811 -                811 -                 811 -                811 -                 811 -
      ------               -------               -------              -------               -------
811 -                811 -                 811 -                811 -                 811 -
      ------               -------               -------              -------               -------
811 -                811 -                 811 -                811 -                 811 -
      ------               -------               -------              -------               -------
811 -                811 -                 811 -                811 -                 811 -
      ------               -------               -------              -------               -------
811 -                811 -                 811 -                811 -                 811 -
      ------               -------               -------              -------               -------

This report is signed on behalf of the Registrant in the Township of Berwyn, State of Pennsylvania.
Date:  February 28, 2000.

Provident Mutual Life Insurance Company

By: /s/ Rosanne Gatta                       Witness: /s/ Anthony Giampietro
   ------------------                                ----------------------

        Rosanne Gatta                                    Anthony Giampietro
        Vice President & Treasurer                        Assistant Treasurer


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